Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Wages and salaries	€ 22,245	€ 15,231	€ 12,718
Total other employee benefits	3,639	2,763	2,527
Share-based compensation expense	25,519	2,016	338
Total	51,403	20,010	15,583
Research and development expenses [Member]
Statements [Line Items]
Wages and salaries	15,277	11,635	10,485
Other employee benefits	2,624	2,035	1,920
Share-based compensation expense	14,546	1,556	238
General and administrative expenses [Member]
Statements [Line Items]
Wages and salaries	6,968	3,596	2,233
Other employee benefits	1,015	728	607
Share-based compensation expense	€ 10,973	€ 460	€ 100